Changes in Disclosures - Effect of Adopting IFRS 15 (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating revenue
Passenger revenue	$ 2,587,389	$ 2,444,251	$ 2,148,501
Cargo and mail revenue	62,483	55,290	53,989
Other operating revenue	27,755	22,245	16,696
Operating revenue	2,677,627	2,521,786	2,219,186
Operating expenses
other operating expenses		1,897,500	1,760,348
Sales and distribution		200,256	193,837
Operating expenses	2,532,589	2,097,756	1,954,185
Operating profit	145,038	424,030	265,001
Non - operating (expense) income	(22,413)	(10,675)	96,679
Profit before taxes	122,625	413,355	361,680
Income tax expense	(34,530)	(49,310)	(38,271)
Net profit	$ 88,095	$ 364,045	$ 323,409
Earnings per share
Basic and diluted	$ 2.07	$ 8.58	$ 7.63
ASSETS	$ 4,087,250	$ 4,044,961	$ 3,640,595
Current liabilities
Air traffic liability	471,676	477,168	399,796
Frequent flyer deferred revenue	30,342	17,197	10,358
Other current liabilities		563,150	457,401
Total current liabilities	1,047,152	1,057,515	867,555
Non-current liabilities	1,199,419	1,092,320	1,141,160
Total liabilities	2,246,571	2,149,835	2,008,715
Equity
Retained earnings		1,569,908	1,353,291
Net income	88,095	364,045	323,409
Equity		(38,827)	(44,820)
Total equity	1,840,679	1,895,126	1,631,880	$ 1,388,166
Total liabilities and equity	$ 4,087,250	4,044,961	3,640,595
Previously stated [member]
Operating revenue
Passenger revenue		2,462,419	2,155,167
Cargo and mail revenue		55,290	53,989
Other operating revenue		9,847	12,696
Operating revenue		2,527,556	2,221,852
Operating expenses
other operating expenses		1,897,500	1,760,348
Sales and distribution		200,413	193,984
Operating expenses		2,097,913	1,954,332
Operating profit		429,643	267,520
Non - operating (expense) income		(10,675)	96,679
Profit before taxes		418,968	364,199
Income tax expense		(49,310)	(38,271)
Net profit		$ 369,658	$ 325,928
Earnings per share
Basic and diluted		$ 8.71	$ 7.69
ASSETS		$ 4,044,961	$ 3,640,595
Current liabilities
Air traffic liability		470,693	396,237
Frequent flyer deferred revenue		13,186	9,044
Other current liabilities		563,150	457,401
Total current liabilities		1,047,029	862,682
Non-current liabilities		1,092,320	1,141,160
Total liabilities		2,139,349	2,003,842
Equity
Retained earnings		1,574,781	1,355,645
Net income		369,658	325,928
Equity		(38,827)	(44,820)
Total equity		1,905,612	1,636,753	$ 1,390,520
Total liabilities and equity		4,044,961	3,640,595
Transition impact [member]
Operating revenue
Passenger revenue		(18,168)	(6,666)
Other operating revenue		12,398	4,000
Operating revenue		(5,770)	(2,666)
Operating expenses
Sales and distribution		(157)	(147)
Operating expenses		(157)	(147)
Operating profit		(5,613)	(2,519)
Profit before taxes		(5,613)	(2,519)
Net profit		$ (5,613)	$ (2,519)
Earnings per share
Basic and diluted		$ (0.13)	$ (0.06)
Current liabilities
Air traffic liability		$ 6,475	$ 3,559
Frequent flyer deferred revenue		4,011	1,314
Total current liabilities		10,486	4,873
Total liabilities		10,486	4,873
Equity
Retained earnings		(4,873)	(2,354)
Net income		(5,613)	(2,519)
Total equity		$ (10,486)	$ (4,873)